STOCKHOLDERS' DEFICIT (Details) - Stock Option - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Options Outstanding and Vested
Options outstanding, beginning balance	1,920,000	1,560,000
Options issued	375,000	360,000
Options outstanding, ending balance	2,295,000	1,920,000
Weighted Average Exercise Price
Weighted average exercise price, options outstanding, beginning balance	$ 1.06	$ 1.08
Weighted average exercise price, options issued	0.69	1.00
Weighted average exercise price, options outstanding, ending balance	$ 1.00	$ 1.06
Remaining Contractual Life (Years)
Weighted average remaining contractural life, outstanding	2 years 10 months 28 days	3 years 6 months 11 days
Weighted average remaining contractural life, issued	5 years 8 months 5 days	4 years 6 months 15 days
Weighted average remaining contractural life, outstanding	2 years 6 months 7 days	2 years 10 months 28 days
Aggregated Intrinsic Value	$ 103,600